Financial Assets - Summary of Financial Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Dividend income	¥ 4	¥ 23
Long-term Receivables	783
Financial Lease Agreement [Member]
Disclosure of financial assets [line items]
Long-term Receivables	¥ 183